Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Earnings per share [line items]
Weighted-average exercise price	$ 143.52
Dilutive potential shares from stock options [Member]
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	943,741	0